Prospectus Supplement	August 21, 2020

Putnam Focused Equity Fund
Prospectus dated December 30, 2019

Effective August 24, 2020, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jacquelyne Cavanaugh Portfolio Manager, Analyst, portfolio manager of the fund since 2020

Daniel Schiff, Portfolio Manager, portfolio manager of the fund since 2016

Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2020

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective August 24, 2020, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined
Portfolio managers	fund	Employer	Positions over past five years
Jacquelyne Cavanaugh	2020	Putnam Management	Portfolio Manager, Analyst
		2012–Present
Daniel Schiff	2016	Putnam Management	Portfolio Manager
		2016 – Present
			Previously, Portfolio Manager,
			Analyst

		Northern Pines Capital	Portfolio Manager and Partner
		2010 – 2016
Walter Scully	2020	Putnam Management	Portfolio Manager, Analyst
		1996–Present
			Previously, Assistant Portfolio
			Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	August 21, 2020
Putnam Focused Equity Fund
Statement of Additional Information dated December 30, 2019

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGER section are supplemented to reflect that the fund’s portfolio managers are now Jacquelyne Cavanaugh, Daniel Schiff and Walter Scully. These sub-sections are also supplemented with regards to Ms. Cavanaugh and Mr. Scully as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of July 31, 2020. The other accounts may include accounts for which these individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts,
managed account
Portfolio	Other SEC-registered		Other accounts that pool		programs and single-
manager	open-end and closed-end		assets from more than one		sponsor defined
	funds		client		contribution plan
offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Jacquelyne
Cavanaugh	6*	$2,136,400,000	1	$310,400,000	2	$237,100,000
Walter Scully	15**	$15,832,500,000	2	$1,593,600,000	2	$238,000,000

* 3 accounts, with total assets of $1,491,800,000, pay an advisory fee based on account performance.
** 1 account, with total assets of $895,300,000, pays an advisory fee based on account performance.

Ownership of securities

As of July 31, 2020, Ms. Cavanaugh and Mr. Scully owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

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